Other Liabilities	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Liabilities [Abstract]
Other Liabilities

2.5 Other liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Current
Accrued compensation to employees	391	372
Accrued provident fund liability (Refer note 2.14.3) (1)	9	-
Accrued expenses	518	480
Withholding taxes and others (1)	232	215
Retention money	10	16
Liabilities of controlled trusts	25	24
Liability towards contingent consideration (Refer note 2.10)	29	14
Financial liability on account of buyback(2)	–	174
Deferred rent (1)	–	9
Capital creditors	37	98
Other non financial liabilities	1	–
Others	69	96
Total Current other liabilities	1,321	1,498
Non-current
Liability towards contingent consideration (Refer note 2.10)	16	13
Accrued compensation to employees	3	3
Accrued gratuity (Refer note 2.14.1) (1)	4	4
Accrued provident fund liability (Refer note 2.14.3) (1)	24	–
Deferred income - government grant on land use rights (1)	6	6
Deferred income (1)	3	4
Deferred rent (1)	–	25
Financial liability under option arrangements (Refer to note 2.10)	82	–
Others	1	–
Total Non-current other liabilities	139	55
Total other liabilities	1,460	1,553
Financial liabilities included in other liabilities	1,181	1,290
Financial liability towards contingent consideration on undiscounted basis (Refer note 2.10)	48	34

(1)	Non-financial liabilities
(2)

In accordance with IAS 32 Financial Instruments: Presentation, the Company has recorded a financial liability as at March 31, 2019 for the obligation to acquire its own equity shares to the extent of standing instructions provided to its registered broker for the buyback (Refer to Note 2.15). The financial liability is recognised at the present value of the maximum amount that the Company would be required to pay to the registered broker for buyback, with a corresponding debit in general reserve / retained earnings. The liability has been utilized towards buyback of equity shares which was completed on August 26, 2019.

Accrued expenses primarily relate to cost of technical sub-contractors, telecommunication charges, legal and professional charges, brand building expenses, overseas travel expenses and office maintenance.